Annual Fund Operating Expenses	0 Months Ended
	Oct. 01, 2011
(Columbia High Yield Opportunity - ABC) | (Columbia High Yield Opportunity Fund) | Class A Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.17%
Fee waivers and/or reimbursements	(0.05%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.12%
(Columbia High Yield Opportunity - ABC) | (Columbia High Yield Opportunity Fund) | Class B Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.92%
Fee waivers and/or reimbursements	(0.05%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.87%
(Columbia High Yield Opportunity - ABC) | (Columbia High Yield Opportunity Fund) | Class C Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.92%
Fee waivers and/or reimbursements	(0.05%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.87%
(Columbia High Yield Opportunity - Z) | (Columbia High Yield Opportunity Fund) | Class Z Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[2]
Total annual Fund operating expenses	0.92%
Fee waivers and/or reimbursements	(0.05%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.87%
(Columbia International Bond Fund - ACI) | (Columbia International Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.65%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.72%	[2]
Total annual Fund operating expenses	1.62%
Fee waivers and/or reimbursements	(0.52%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.10%
(Columbia International Bond Fund - ACI) | (Columbia International Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.65%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.72%	[2]
Total annual Fund operating expenses	2.37%
Fee waivers and/or reimbursements	(0.52%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.85%
(Columbia International Bond Fund - ACI) | (Columbia International Bond Fund) | Class I Shares
Operating Expenses:
Management fees	0.65%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.69%	[2]
Total annual Fund operating expenses	1.34%
Fee waivers and/or reimbursements	(0.53%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.65%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.72%	[2]
Total annual Fund operating expenses	1.37%
Fee waivers and/or reimbursements	(0.52%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.85%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class A Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.05%
Fee waivers and/or reimbursements	(0.03%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.02%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class B Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.80%
Fee waivers and/or reimbursements	(0.03%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.77%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class C Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.80%
Fee waivers and/or reimbursements	(0.03%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.77%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class R Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.30%
Fee waivers and/or reimbursements	(0.03%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.27%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%	[2]
Total annual Fund operating expenses	0.94%
Fee waivers and/or reimbursements	none	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.94%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[2]
Total annual Fund operating expenses	0.69%
Fee waivers and/or reimbursements	none	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.69%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class W Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.05%
Fee waivers and/or reimbursements	(0.03%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.02%
(Columbia Strategic Income Class Z) | (Columbia Strategic Income Fund) | Class Z Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[2]
Total annual Fund operating expenses	0.80%
Fee waivers and/or reimbursements	(0.03%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.77%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.12% for Class A, 1.87% for Class B and 1.87% for Class C.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.87% for Class Z.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.10% for Class A, 1.85% for Class C, 0.81% for Class I.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.85% for Class Z.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.02% for Class A, 1.77% for Class B, 1.77% for Class C, 1.27% for Class R, 0.97% for Class R4, 0.72% for Class R5, and 1.02% for Class W.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.77% for Class Z.